Exchange rates	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Exchange rates

22. Exchange rates

The Company is subject to fluctuations in exchange rates between the ZAR and foreign currencies, primarily the U.S. Dollar and the British Pound. The following major rates of exchange were used in the preparation of the consolidated financial statements:

		As of March 31,
		2023	2024
USD:ZAR	– closing	17.98	18.88
	– average	16.99	18.73

USD:GBP	– closing	0.81	0.79
	– average	0.83	0.80